                        THE DFA INVESTMENT TRUST COMPANY

                             THE GLOBAL VALUE SERIES




                               SEMI-ANNUAL REPORT







                          SIX MONTHS ENDED MAY 31, 2000
                                   (UNAUDITED)

                        THE DFA INVESTMENT TRUST COMPANY

                             THE GLOBAL VALUE SERIES

                               SEMI-ANNUAL REPORT

                                   (UNAUDITED)




                                TABLE OF CONTENTS



                                                                            PAGE

THE DFA INVESTMENT TRUST COMPANY
     THE GLOBAL VALUE SERIES
     Schedule of Investments...................................................1
     Statement of Assets and Liabilities.......................................2
     Statement of Operations...................................................3
     Statements of Changes in Net Assets.......................................4
     Financial Highlights......................................................5

     THE U.S. LARGE CAP VALUE SERIES/THE DFA INTERNATIONAL VALUE SERIES
     Schedules of Investments...............................................6-15
     Statements of Assets and Liabilities.....................................16
     Statement of Operations..................................................17
     Statements of Changes in Net Assets......................................18
     Financial Highlights..................................................19-20
     Notes to Financial Statements.........................................21-23









This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                        THE DFA INVESTMENT TRUST COMPANY

                             SCHEDULE OF INVESTMENTS

                             THE GLOBAL VALUE SERIES

                                  MAY 31, 2000

                                   (UNAUDITED)





                                                                SHARES     VALUE+
                                                                ------  ----------
INVESTMENT IN THE U.S. LARGE CAP VALUE SERIES
 OF THE DFA INVESTMENT TRUST COMPANY.........................   44,260    $649,294

INVESTMENT IN THE DFA INTERNATIONAL VALUE SERIES
 OF THE DFA INVESTMENT TRUST COMPANY.........................   51,693    $631,688
                                                                          --------

    Total Investments (100%) (Cost $1,422,466) ++............           $1,281,282
                                                                        ==========

-------------------------------
+  See Note B to Financial Statements.
++ The cost for federal income tax purposes is $1,422,466






                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                             THE GLOBAL VALUE SERIES

                       STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                   (UNAUDITED)

ASSETS:
Investments at Value                                                     $ 1,281
Cash                                                                           3
Receivable from Advisor                                                        2
                                                                        --------
        Total Assets                                                       1,286
                                                                        --------

LIABILITIES:
Accrued Expenses and Other Liabilities                                         7
                                                                        --------
          Total Liabilities                                                    7
                                                                        --------

NET ASSETS                                                               $ 1,279
                                                                        ========

SHARES OUTSTANDING $.01 PAR VALUE
        (Unlimited Number of Shares Authorized)                          134,575
                                                                        ========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                 $  9.50
                                                                        ========

Investments at Cost                                                      $ 1,422
                                                                        ========





                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                             THE GLOBAL VALUE SERIES

                             STATEMENT OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                   (UNAUDITED)

INVESTMENT INCOME:
  Income Distributions Received from The DFA
  Investment Trust Company                                               $   15
                                                                        --------

EXPENSES
  Accounting and Transfer Agent Fees                                          7
  Shareholders' Reports                                                       2
                                                                        --------
    Total Expenses                                                            9
                                                                        --------
    Expenses Waived or Reimbursed                                            (7)
                                                                        --------

   Net Expenses                                                               2
                                                                        --------
NET INVESTMENT INCOME                                                        13
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Capital Gain Distributions Received from The DFA
 Investment Trust Company                                                    99
 Change in Unrealized Appreciation (Depreciation)                       --------
 of Investment Securities                                                  (110)
                                                                        --------
 NET LOSS ON INVESTMENT SECURITIES                                          (11)
                                                                        --------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    2
                                                                        ========





                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                             THE GLOBAL VALUE SERIES

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                      SIX MONTHS          AUG. 27,
                                                                                         ENDED              TO
                                                                                        MAY 31,           NOV. 30,
                                                                                         2000              1999
                                                                                      ------------      ----------
                                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income                                                               $      13         $       5
  Capital Gain Distributions Received from The DFA Investment Trust Company                  99                 -
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities Sold                                                             (110)              (31)
                                                                                      ----------        ----------
      Net Increase (Decrease) in Net Assets Resulting from Operations                         2               (26)
                                                                                      ----------        ----------

Distributions From:
     Net Investment Income                                                                   (7)                -
     Net Realized Gains                                                                      (9)                -
                                                                                      ----------        ----------
       Total Distributions                                                                  (16)                -
                                                                                      ----------        ----------

Capital Share Transactions (1):
  Shares Issued                                                                             360               943
  Shares Issued in Lieu of Cash Distribution                                                 16                 -
  Shares Redeemed                                                                             -                 -
                                                                                      ----------        ----------
    Net Increase from Capital Share Transactions                                            376               943
                                                                                      ----------        ----------
      Total Increase                                                                        362               917
                                                                                      ----------        ----------

NET ASSETS
  Beginning of Period                                                                       917                 -
                                                                                      ----------        ----------
  End of Period                                                                       $   1,279         $     917
                                                                                      ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued                                                                            38                95
    Shares Issued in Lieu of Cash Distribution                                                2                 -
    Shares Redeemed                                                                           -                 -
                                                                                      ----------        ----------
                                                                                             40                95
                                                                                      ==========        ==========






                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                             THE GLOBAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                               SIX MONTHS            AUG. 27,
                                                                 ENDED                 TO
                                                                MAY 31,              NOV. 30,
                                                                 2000                 1999
                                                              -----------          ----------
                                                              (UNAUDITED)

Net Asset Value, Beginning of Period                           $     9.67       $     10.00
                                                              ------------      -----------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                0.03              0.06
Net Loss on Securities (Realized and Unrealized)                    (0.03)            (0.39)
                                                              ------------      -----------
    Total from Investment Operations                                    -             (0.33)
                                                              ------------      -----------

LESS DISTRIBUTIONS
Net Investment Income                                               (0.07)                -
Net Realized Gains                                                  (0.10)                -
                                                              ------------      -----------
    Total Distributions                                             (0.17)                -
                                                              ------------      -----------

Net Asset Value, End of Period                                 $     9.50       $      9.67
                                                              ============      ===========

Total Return                                                         0.02%#           (3.30%)#
                                                              -------------     --------------

Net Assets, End of Period (thousands)                          $    1,279       $       917
Ratio of Expenses to Average Net Assets (1)                          0.50%*            0.50%*(a)
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of Expenses) (1)                 1.57%*            5.22%*(a)
Ratio of Net Investment Income to Average Net Assets                 2.41%*            2.62%*(a)
Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Assumption of Expenses)                     1.11%*           (2.32%)*(a)
Portfolio Turnover Rate                                                 N/A                   N/A


-------------------------------------

*     Annualized
#     Non-annualized
(1) Represents the combined ratio for The Global Value Series and its respective pro-rata share of its Master Fund Series.
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
N/A   Refer to the Master Fund Series






                 See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.0%)
 Aetna, Inc............................................      544,726   $   36,360,460
 Airborne Freight Corp.................................      148,200        2,991,787
 *Airgas, Inc..........................................       28,800          154,800
 AK Steel Holding Corp.................................      675,675        6,545,602
 *Alaska Air Group, Inc................................      111,200        3,461,100
 Albemarle Corp........................................      102,100        2,246,200
 Alcoa, Inc............................................      186,994       10,927,462
 Alexander & Baldwin, Inc..............................      164,000        3,792,500
 *Allegheny Corp.......................................       17,158        2,852,517
 Alliant Energy Corp...................................      217,700        6,027,569
 Allmerica Financial Corp..............................       80,600        4,649,612
 Allstate Corp.........................................      739,500       19,596,750
 Ambac, Inc............................................      140,300        7,067,612
 Amerada Hess Corp.....................................      115,100        7,639,762
 *America West Holdings Corp. Class B..................      108,800        1,938,000
 American Annuity Group, Inc...........................       37,600          641,550
 American Financial Group, Inc.........................      178,100        4,975,669
 American Greetings Corp. Class A......................      190,400        3,546,200
 American National Insurance Co........................       38,900        2,101,816
 Amerus Life Holdings, Inc. Class A....................       45,600          909,150
 *AMR Corp.............................................      565,000       16,102,500
 Arch Coal, Inc........................................       49,022          367,665
 Archer-Daniels Midland Co.............................    2,064,146       24,640,743
 *Arrow Electronics, Inc...............................      333,000       11,675,812
 Ashland, Inc..........................................      249,200        8,706,425
 *AutoNation, Inc......................................    2,068,600       16,290,225
 Avnet, Inc............................................        8,420          582,559
 Bancwest Corp.........................................      367,800        6,873,262
 Bear Stearns Companies, Inc...........................      376,170       14,811,694
 Belo (A.H.) Corp. Class A.............................      331,800        5,329,537
 *Bethlehem Steel Corp.................................      444,400        1,722,050
 Block Drug Co., Inc. Class A..........................        1,127           31,204
 Boise Cascade Corp....................................      176,300        5,134,737
 *Borders Group, Inc...................................       22,700          319,219
 Borg Warner Automotive, Inc...........................      100,800        4,006,800
 Bowater, Inc..........................................      171,600        8,869,575
 Brunswick Corp........................................      297,600        5,728,800
 Burlington Northern Santa Fe Corp.....................    1,835,700       43,368,412
 C.I.T. Group, Inc. Class A............................      289,000        5,292,312
 CBRL Group, Inc.......................................      270,000        3,906,562
 Centex Corp...........................................      229,000        4,751,750
 Champion International Corp...........................      293,700       21,440,100
 Chesapeake Corp.......................................       15,100          493,581
 *Chris-Craft Industries, Inc..........................       76,294        4,644,397
 Cincinnati Financial Corp.............................      490,280       19,718,449
 *CNA Financial Corp...................................      615,800       21,976,362
 Coca-Cola Enterprises, Inc............................    1,203,100       20,603,087
 Commerce Group, Inc...................................       93,100        2,525,337
 Commercial Federal Corp...............................       94,900        1,512,469
 Conseco, Inc..........................................    1,006,800        6,292,500
 Consolidated Papers, Inc..............................      196,100        7,329,237
 *Consolidated Stores Corp.............................      211,500        2,749,500
 Cooper Tire & Rubber Co...............................      306,400        3,695,950
 Corn Products International, Inc......................      116,200        2,854,162
 Countrywide Credit Industries, Inc....................      370,200       11,383,650
 Crompton Corp.........................................        5,637           68,349
                                                            SHARES             VALUE+
                                                            ------             ------
 Crown Cork & Seal Co., Inc............................      424,500   $    7,269,562
 CSX Corp..............................................      875,400       19,039,950
 Cummins Engine Co., Inc...............................      135,200        4,402,450
 Dana Corp.............................................      504,800       13,030,150
 Delphi Automotive Systems Corp........................      258,930        4,676,923
 Delta Air Lines, Inc..................................      422,500       21,732,344
 Dillards, Inc. Class A................................      330,700        4,939,831
 Dime Bancorp, Inc.....................................       53,800          981,850
 Earthgrains Co........................................      114,700        1,892,550
 Eastman Chemical Co...................................       83,200        3,790,800
 Enhance Financial Services Group, Inc.................      116,400        1,600,500
 ENSCO International, Inc..............................       67,900        2,372,256
 EOG Resources, Inc....................................      215,000        6,987,500
 Everest Re Group, Ltd.................................       16,000          544,000
 *Extended Stay America, Inc...........................      355,300        3,197,700
 Federal-Mogul Corp....................................      356,800        3,545,700
 *Federated Department Stores, Inc.....................      651,100       25,067,350
 Financial Security Assurance Holdings, Ltd............       41,800        3,140,225
 Finova Group, Inc.....................................      118,400        1,413,400
 First American Financial Corp.........................      112,300        1,866,987
 First Citizens Bancshares, Inc. NC....................       10,300          621,219
 Florida East Coast Industries, Inc....................       62,500        3,000,000
 *FMC Corp.............................................        1,000           60,750
 Ford Motor Co.........................................    2,145,900      104,210,269
 Fortune Brands, Inc...................................      591,000       15,735,375
 GATX Corp.............................................      143,400        4,830,787
 General Motors Corp...................................    1,494,300      105,534,937
 *General Motors Corp. Class H.........................      389,446       38,336,091
 *Gentiva Health Services..............................        3,325           28,990
 Georgia-Pacific Corp..................................      445,000       14,573,750
 *Golden State Bancorp, Inc............................      156,200        2,743,262
 Golden West Financial Corp............................      247,800       10,345,650
 Goodrich (B.F.) Co....................................      109,100        3,873,050
 Goodyear Tire & Rubber Co.............................      113,400        2,820,825
 Great Atlantic & Pacific Tea Co., Inc.................      135,900        2,497,162
 Greenpoint Financial Corp.............................      265,700        5,546,487
 Harris Corp...........................................      126,400        3,863,100
 Hartford Life, Inc. Class A...........................       20,000        1,003,750
 *Healthsouth Corp.....................................    1,481,200        9,535,225
 *Hearst-Argyle Television, Inc........................      225,000        4,260,937
 Heller Financial, Inc.................................       52,600          992,825
 Helmerich & Payne, Inc................................      151,600        5,647,100
 Hibernia Corp.........................................      301,300        3,879,238
 Hollinger International, Inc. Class A.................      268,700        3,274,781
 Horton (D.R.), Inc....................................      355,300        4,641,106
 *Humana, Inc..........................................      557,100        3,133,688
 IBP, Inc..............................................      344,900        5,690,850
 Ikon Office Solutions, Inc............................      541,400        2,707,000
 *Imation Corp.........................................        1,600           45,300
 IMC Global, Inc.......................................      445,300        6,846,488
 *Ingram Micro, Inc....................................      266,900        4,503,938
 *Interim Services, Inc................................      150,300        3,024,788
 International Paper Co................................      513,041       17,860,240
 *K Mart Corp..........................................    1,650,000       14,025,000
 Keycorp...............................................      840,000       17,640,000
 Lafarge Corp..........................................      257,500        6,566,250

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Lam Research Corp....................................       14,700   $      472,697
 *Lanier Worldwide, Inc................................      101,400          183,788
 Lehman Brothers Holdings, Inc.........................      362,000       27,941,875
 Lennar Corp...........................................       58,000        1,094,750
 *Liberty Corp.........................................       40,400        1,419,050
 Liberty Financial Companies, Inc......................      160,000        3,770,000
 Lincoln National Corp.................................      446,100       17,286,375
 Lockheed Martin Corp..................................      489,500       11,992,750
 Loews Corp............................................      363,400       23,938,975
 Longs Drug Stores Corp................................       50,900        1,027,544
 Louisiana-Pacific Corp................................      335,300        3,772,125
 Lubrizol Corp.........................................      182,000        4,208,750
 Lyondell Chemical Co..................................      303,000        5,056,313
 Mallinckrodt, Inc.....................................      205,300        5,940,869
 *Mandalay Resort Group................................      296,300        6,277,856
 *Manor Care, Inc......................................      222,000        1,567,875
 Mark IV Industries, Inc...............................       85,600        1,819,000
 MBIA, Inc.............................................       92,900        5,370,781
 Mead Corp.............................................      306,300        9,437,869
 Millennium Chemicals, Inc.............................      346,800        6,675,900
 *Mirage Resorts, Inc..................................      669,900       14,026,031
 *Modis Professional Services, Inc.....................       89,500          917,375
 *Mony Group, Inc......................................        5,000          185,313
 Nabisco Group Holdings Corp...........................    1,090,980       23,797,001
 Norfolk Southern Corp.................................    1,294,000       23,049,375
 Northrop Grumman Corp.................................      249,000       19,079,625
 Occidental Petroleum Corp.............................      650,800       15,415,825
 *Officemax, Inc.......................................      384,600        2,091,263
 Ohio Casualty Corp....................................      213,800        2,558,919
 Old Republic International Corp.......................      612,475       10,756,592
 Omnicare, Inc.........................................      360,300        5,944,950
 *Owens-Illinois, Inc..................................      415,500        4,674,375
 Pacific Century Financial Corp........................      227,800        5,125,500
 *Pacificare Health Systems, Inc.......................       51,296        3,324,622
 *Pactiv Corporation...................................      615,100        5,497,456
 *Park Place Entertainment Corp........................      759,800        9,592,475
 Penney (J.C.) Co., Inc................................    1,140,000       20,662,500
 Penzoil Quaker State Co...............................       55,600          611,600
 Phelps Dodge Corp.....................................      212,712        9,545,451
 *Pioneer Natural Resources Co.........................      483,900        7,228,256
 PMI Group, Inc........................................       58,500        2,968,875
 Potlatch Corp.........................................       94,600        3,582,975
 *Premier Parks, Inc...................................      153,600        3,657,600
 *Pride International, Inc.............................       50,000        1,271,875
 Pulte Corp............................................      127,600        2,831,125
 Questar Corp..........................................      271,400        5,512,813
 *R & B Falcon Corp....................................      169,300        3,967,969
 Radian Group, Inc.....................................       47,000        2,585,000
 Rayonier, Inc.........................................       83,000        3,340,750
 Raytheon Co. Class A..................................      321,500        7,575,344
 Raytheon Co. Class B..................................      409,900        9,607,031
 *Rite Aid Corp........................................      457,100        3,171,131
 RJ Reynolds Tobacco Holdings, Inc.....................      448,226       12,438,272
 Russell Corp..........................................      137,400        3,057,150
 Ryder System, Inc.....................................      268,800        5,157,600
 *Sabre Holdings Corp..................................      408,298       11,738,568
 Safeco Corp...........................................      491,200       12,049,750
                                                            SHARES             VALUE+
                                                            ------             ------
 *Safety-Kleen Corp....................................      195,700   $      122,313
 Saint Paul Companies, Inc.............................      695,326       26,074,725
 *Saks, Inc............................................      450,200        5,205,438
 Sears, Roebuck & Co...................................      867,500       32,043,281
 *Sensormatic Electronics Corp.........................      196,500        3,082,594
 Service Corp. International...........................      825,600        2,580,000
 *Silicon Graphics, Inc................................      501,700        3,323,763
 *Smurfit-Stone Container Corp.........................       36,026          512,245
 Sovereign Bancorp, Inc................................      744,700        5,108,177
 Spiegel, Inc. Class A Non-Voting......................        9,600           73,350
 Springs Industries, Inc. Class A......................        7,700          365,750
 St. Joe Corp..........................................       78,400        2,347,100
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       17,072,344
 Sunoco, Inc...........................................      329,000       10,630,813
 Supervalu, Inc........................................      286,100        5,954,456
 *Tech Data Corp.......................................       72,500        2,725,547
 Tecumseh Products Co. Class A.........................       58,300        2,632,609
 Tecumseh Products Co. Class B.........................       15,400          665,088
 Temple-Inland, Inc....................................      180,200        8,953,688
 Tenet Healthcare Corp.................................      633,000       16,220,625
 Tenneco Automotive, Inc...............................      123,020          899,584
 Terra Industries, Inc.................................       61,400          130,475
 *Thermo-Electron Corp.................................      485,600        9,013,950
 Tidewater, Inc........................................      164,000        6,375,500
 Timken Co.............................................      274,800        5,186,850
 *Toys R Us, Inc.......................................      819,300       12,903,975
 Trinity Industries, Inc...............................       93,300        2,058,431
 Tyson Foods, Inc. Class A.............................       50,000          493,750
 U.S. Industries, Inc..................................      262,100        3,538,350
 *UAL Corp.............................................      158,400        8,157,600
 Ultramar Diamond Shamrock Corp........................      265,400        6,883,813
 UMB Financial Corp....................................       51,260        1,893,416
 *Unifi, Inc...........................................       73,000          930,750
 Union Pacific Corp....................................      826,200       34,958,588
 Union Pacific Resources Group, Inc....................      773,900       18,331,756
 *United Rentals, Inc..................................      235,400        3,825,250
 Unitrin, Inc..........................................      223,800        7,203,563
 *Unova, Inc...........................................      273,500        3,777,719
 UnumProvident Corp....................................      646,189       14,660,413
 USX-Marathon Group, Inc...............................      916,450       24,915,984
 USX-US Steel Group....................................      314,400        7,093,650
 Valero Energy Corp....................................      268,500        7,853,625
 Valhi, Inc............................................      158,500        1,693,969
 *Venator Group, Inc...................................      590,000        6,379,375
 *Vishay Intertechnology, Inc..........................      199,411       14,108,328
 Wallace Computer Services, Inc........................       31,000          310,000
 Weis Markets, Inc.....................................       20,800          681,200
 Wesco Financial Corp..................................       13,540        3,290,220
 Westvaco Corp.........................................      306,650        9,237,831
 *Wisconsin Central Transportation Corp................        5,900           77,069
 Worthington Industries, Inc...........................      122,800        1,488,950
 *Ziff-Davis, Inc......................................       20,000          168,750
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,774,314,419)................................                 1,791,687,391
                                                                       --------------

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 10/31/01, valued at $17,594,688) to be
   repurchased at $17,335,865.
   (Cost $17,333,000)..................................   $   17,333   $   17,333,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,791,647,419)++..............................                $1,809,020,391
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,791,816,976.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
JAPAN -- (25.3%)
COMMON STOCKS -- (24.9%)
 Aichi Bank, Ltd.......................................       10,500   $      721,616
 Aisin Seiki Co., Ltd..................................      137,000        1,679,498
 Amada Co., Ltd........................................      376,000        3,247,549
 Amano Corp............................................      115,000          966,566
 *Aomori Bank, Ltd.....................................      170,000          787,833
 Aoyama Trading Co., Ltd...............................       41,100          490,490
 Asahi Glass Co., Ltd..................................      140,000        1,298,908
 *Ashikaga Bank, Ltd...................................      808,000        1,650,893
 Autobacs Seven Co., Ltd...............................       10,300          300,367
 Awa Bank, Ltd.........................................      196,600          936,668
 Bank of Iwate, Ltd....................................       18,590          671,605
 Bank of Kyoto, Ltd....................................      347,400        1,803,543
 Bank of Nagoya, Ltd...................................      185,000        1,080,705
 *Bank of Osaka, Ltd...................................      315,000          637,752
 Bank of Yokohama, Ltd.................................      978,000        4,178,127
 Best Denki Co., Ltd...................................      153,000          947,768
 Canon Sales Co., Inc..................................      124,900        1,792,156
 Casio Computer Co., Ltd...............................       60,000          573,949
 Chiba Bank, Ltd.......................................      941,000        4,089,973
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,423,094
 Chudenko Corp.........................................       84,460        1,222,875
 Chugoku Bank, Ltd.....................................      199,000        1,753,897
 Chuo Mitsui Trust and Banking Co., Ltd................      309,000        1,242,600
 Citizen Watch Co., Ltd................................      318,000        2,731,831
 Cosmo Oil Co., Ltd....................................      764,000        1,064,313
 Dai Nippon Pharmaceutical Co., Ltd....................      203,000        2,158,671
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        1,719,526
 Daicel Chemical Industries, Ltd.......................      485,000        1,432,365
 Daido Steel Co., Ltd..................................      126,000          265,633
 Daimaru, Inc..........................................       79,000          225,242
 Daio Paper Corp.......................................        3,000           23,181
 Daisan Bank, Ltd......................................       68,000          290,504
 Daishi Bank, Ltd......................................      355,000        1,302,298
 Daito Trust Construction Co., Ltd.....................      180,784        3,441,904
 Daiwa Bank, Ltd.......................................      500,000        1,267,703
 Daiwa House Industry Co., Ltd.........................      663,000        4,919,775
 Daiwa Securities Co., Ltd.............................    1,500,000       18,249,353
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          939,048
 Ehime Bank, Ltd.......................................      143,000          606,928
 Ezaki Glico Co., Ltd..................................      174,600          809,151
 Fuji Photo Film Co., Ltd..............................      355,000       12,396,558
 Fujikura, Ltd.........................................      108,000          513,545
 Fukui Bank, Ltd.......................................      343,000          936,540
 Fukuoka City Bank, Ltd................................      264,532        1,203,813
 Fukuyama Transporting Co., Ltd........................      266,000        1,610,698
 Futaba Corp...........................................       16,000          595,867
 Futaba Industrial Co., Ltd............................       85,000        1,093,336
 General Sekiyu KK.....................................      111,000          226,793
 Gunma Bank, Ltd.......................................      146,000          795,932
 *Hachijuni Bank, Ltd..................................       45,000          288,368
 Hankyu Department Stores, Inc.........................       54,000          266,301
                                                            SHARES             VALUE+
                                                            ------             ------
 Hanshin Electric Railway Co., Ltd.....................      141,000   $      392,849
 Higo Bank, Ltd........................................      308,000        1,138,462
 *Hino Motors, Ltd.....................................      404,000        1,076,833
 Hiroshima Bank, Ltd...................................      593,000        2,224,954
 Hitachi Construction Machinery Co., Ltd...............       64,000          275,793
 Hitachi Maxell, Ltd...................................       96,000        2,344,833
 Hitachi Metals, Ltd...................................      360,000        2,975,620
 Hitachi, Ltd..........................................    3,717,000       46,050,390
 Hokkoku Bank, Ltd.....................................      102,000          401,653
 Hokuetsu Bank.........................................      275,330          805,469
 Hokuetsu Paper Mills, Ltd.............................      162,000        1,262,298
 *Hokuriku Bank, Ltd...................................      891,000        2,060,449
 House Foods Corp......................................      117,000        1,737,478
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,130,958
 Hyakujishi Bank, Ltd..................................      314,000        1,895,518
 Inax Corp.............................................      309,000        1,764,894
 *Ishikawajima-Harima Heavy Industries Co., Ltd........      380,000          585,837
 *Itochu Corp..........................................      300,000        1,211,980
 Itoham Foods, Inc.....................................      288,000        1,182,224
 *Iyo Bank, Ltd........................................       60,000          366,101
 Izumi Co., Ltd........................................       19,000          239,275
 Japan Airport Terminal Co., Ltd.......................       29,000          237,009
 *Japan Energy Corp....................................      320,000          297,191
 Joyo Bank, Ltd........................................      245,000          953,378
 Juroku Bank, Ltd......................................      349,000        1,552,551
 Kagoshima Bank, Ltd...................................      266,000          923,928
 Kajima Corp...........................................      826,000        2,055,889
 Kamigumi Co., Ltd.....................................      357,000        1,707,499
 Kandenko Co., Ltd.....................................      266,000          988,158
 Kansai Paint Co., Ltd., Osaka.........................      108,000          267,806
 Katokichi Co., Ltd....................................       30,000          752,263
 *Kawasaki Heavy Industries, Ltd.......................      407,000          532,965
 Kikkoman Corp.........................................      259,000        1,816,066
 Kinden Corp...........................................       77,000          418,342
 Kissei Pharmaceutical Co., Ltd........................       41,000          664,453
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          122,034
 *Kobe Steel, Ltd......................................    2,632,000        1,857,738
 Koito Manufacturing Co., Ltd..........................      146,000          713,220
 Kokuyo Co., Ltd.......................................       38,000          568,191
 Komatsu, Ltd..........................................    1,279,000        7,875,334
 Komori Corp...........................................       74,000        1,166,268
 Konica Corp...........................................       71,000          435,198
 Koyo Seiko Co.........................................      198,000        1,379,150
 Kubota Corp...........................................       25,000           88,228
 Lion Corp.............................................      325,000        1,385,418
 Makita Corp...........................................      209,000        1,985,669
 *Marubeni Corp........................................    1,942,000        5,158,224
 Maruichi Steel Tube, Ltd..............................      117,000        1,322,395
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       45,688,254
 Matsushita Electric Works, Ltd........................      190,000        2,175,713
 Michinoku Bank, Ltd...................................      187,000        1,128,859
 Mitsubishi Electric Corp..............................      200,000        1,965,172
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,419,939
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,122,256

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Mitsubishi Logistics Corp.............................        3,000   $       23,961
 *Mitsubishi Materials Corp............................      975,000        3,241,698
 *Mitsubishi Motors Corp...............................      866,000        2,814,951
 Mitsui Chemicals, Inc.................................          800            5,654
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          587,518
 Mori Seiki Co., Ltd...................................      121,000        1,798,002
 Musashino Bank, Ltd...................................       26,000        1,009,333
 Mycal Corp............................................       93,000          281,569
 NHK Spring Co., Ltd...................................       71,000          258,481
 *NKK Corp.............................................    2,612,000        1,673,814
 NTN Corp..............................................      398,000        1,301,100
 Nanto Bank, Ltd.......................................      288,000        1,500,515
 National House Industrial Co., Ltd....................       95,000          544,369
 Nichirei Corp.........................................      366,000        1,074,121
 Nifco, Inc............................................       45,000          500,673
 Nikko Securities Co., Ltd.............................      400,000        3,707,451
 *Nippon Credit Bank, Ltd..............................    1,683,000                0
 Nippon Kayaku Co., Ltd................................       53,000          253,002
 Nippon Meat Packers, Inc., Osaka......................        4,000           54,237
 Nippon Mitsubishi Oil Company.........................    1,863,050        7,630,412
 Nippon Sanso Corp.....................................      367,000        1,117,956
 Nippon Shinpan Co., Ltd...............................       27,000           55,417
 Nippon Shokubai Co., Ltd..............................      163,000          749,338
 Nishimatsu Construction Co., Ltd......................      364,000        1,304,889
 Nishi-Nippon Bank, Ltd................................       85,540          336,837
 Nissei Sangyo Co., Ltd................................      110,050        1,410,438
 Nisshin Flour Milling Co., Ltd........................       96,000          873,740
 Nisshin Steel Co., Ltd................................    1,318,000        1,383,180
 Nisshinbo Industries, Inc.............................      305,000        1,387,972
 *Nissho Iwai Corp.....................................      544,000          510,276
 North Pacific Bank, Ltd...............................       45,000          229,858
 Obayashi Corp.........................................      520,000        1,980,032
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          271,651
 Oita Bank, Ltd........................................      145,000          700,255
 Oji Paper Co., Ltd....................................      275,000        1,772,463
 Okumura Corp..........................................      322,000          971,906
 Onward Kashiyama Co., Ltd.............................        3,000           40,121
 Pioneer Electronic Corp...............................      182,000        5,560,991
 Q.P. Corp.............................................      168,000        1,299,688
 *Rinnai Corp..........................................        1,000           21,639
 Ryosan Co., Ltd.......................................       53,000        1,100,116
 Sakura Bank, Ltd......................................      816,000        6,039,951
 San In Godo Bank, Ltd.................................      222,000        1,162,832
 Sanyo Electric Co., Ltd...............................    2,565,000       18,962,053
 *Sanyo Shinpan Finance Co., Ltd.......................       11,000          398,421
 Seino Transportation Co., Ltd.........................      197,000          900,153
 Sekisui Chemical Co., Ltd.............................      557,000        1,914,000
 Sekisui House, Ltd....................................      938,000        9,129,543
 Shiga Bank, Ltd.......................................      272,000        1,225,168
 *Shikoku Bank, Ltd....................................       25,000          149,756
 *Shima Seiki Manufacturing Co., Ltd...................        5,000          124,449
 Shimachu Co., Ltd.....................................       20,200          337,307
 Shimadzu Corp.........................................      181,000          934,627
 Shimizu Corp..........................................      997,000        2,361,132
 Shinwa Bank, Ltd......................................       50,000          144,416
 *Shohkoh Fund & Co., Ltd..............................        3,000          646,389
 Showa Shell Sekiyu KK.................................      110,000          451,544
 Snow Brand Milk Products Co., Ltd.....................      419,000        2,101,322
 Stanley Electric Co., Ltd.............................      246,000        2,101,880
 Sumitomo Corp.........................................      600,000        5,572,322
 Sumitomo Forestry Co., Ltd............................      139,000          864,917

                                                            SHARES             VALUE+
                                                            ------             ------
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000   $    1,017,822
 *Sumitomo Metal Mining Co., Ltd.......................      313,000        1,322,637
 Sumitomo Realty & Development Co., Ltd................      488,000        1,812,862
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          151,929
 *Suzuken Co., Ltd.....................................        6,000          215,092
 TOC Co., Ltd..........................................          950            5,911
 Taiheiyo Cement Corp..................................    1,209,800        1,808,941
 Taisei Corp...........................................    1,325,000        1,821,220
 *Takara Standard Co., Ltd.............................      175,000          723,241
 Takashimaya Co., Ltd..................................      214,000        1,927,837
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,127,550
 Teijin, Ltd...........................................      917,000        3,823,848
 Teikoku Oil Co., Ltd..................................      346,000        1,028,279
 *Toda Corp............................................      418,000        1,630,461
 Toho Bank, Ltd........................................      240,000          913,861
 Tokuyama Corp.........................................      248,000        1,402,665
 Tokyo Style Co., Ltd..................................      133,000        1,198,142
 *Tokyo Tomin Bank, Ltd................................       30,900        1,030,239
 Toppan Printing Co., Ltd..............................      100,000        1,060,599
 Toray Industries, Inc.................................       25,000           95,194
 Toshiba TEC Corp......................................      345,000        1,313,675
 Tostem Corp...........................................      188,000        3,099,139
 Toto, Ltd.............................................      247,000        1,660,812
 Toyo Seikan Kaisha, Ltd...............................      287,600        5,082,912
 Toyo Suisan Kaisha, Ltd...............................      116,000        1,034,223
 Toyo Trust & Banking Co., Ltd.........................      728,000        2,461,034
 Toyobo Co., Ltd.......................................      468,000          760,622
 Toyoda Machine Works, Ltd.............................       38,000          356,443
 Toyota Auto Body Co., Ltd.............................       86,000          813,076
 Toyota Tsusho Corp....................................      314,000        1,052,742
 UNY Co., Ltd..........................................       17,000          209,668
 *Victor Co. of Japan, Ltd.............................      246,000        1,446,185
 Wacoal Corp...........................................      149,000        1,249,565
 Yamagata Bank, Ltd....................................      153,700          789,376
 Yamaguchi Bank........................................      133,000          878,226
 Yamaha Corp...........................................       60,000          546,087
 Yamatake-Honeywell Co., Ltd...........................       87,000          864,546
 Yamazaki Baking Co., Ltd..............................       64,000          591,409
 *Yasuda Trust & Banking Co., Ltd......................    1,434,000        1,771,274
 Yodogawa Steel Works, Ltd.............................      296,000          742,233
 Yokogawa Electric Corp................................      337,000        2,816,809
 Yokohama Rubber Co., Ltd..............................      410,000          963,362
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $475,494,171)..................................                   419,205,789
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Japanese Yen
   (Cost $7,348,432)...................................                     7,303,233
                                                                       --------------
TOTAL -- JAPAN
  (Cost $482,842,603)..................................                   426,509,022
                                                                       --------------

UNITED KINGDOM -- (18.4%)
COMMON STOCKS -- (17.8%)
 *3I Group P.L.C.......................................       41,000          775,839
 Abbey National P.L.C..................................      187,800        2,496,868
 Aggregate Industries P.L.C............................    1,317,091        1,353,451
 Alliance & Leicester P.L.C............................      348,000        3,110,530
 *Allied Domecq P.L.C..................................      869,994        4,330,265
 Allied Zurich P.L.C...................................      402,000        4,506,520
 Anglian Water P.L.C...................................      151,281        1,257,226

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Antofagasta Holdings P.L.C............................      160,000   $      797,572
 Arjo Wiggins Appleton P.L.C...........................      814,500        3,070,975
 Associated British Foods P.L.C........................      766,096        5,055,544
 Associated British Ports Holdings P.L.C...............      375,400        1,630,026
 BAA P.L.C.............................................    1,083,993        7,906,792
 *BG Group P.L.C.......................................    2,666,548       15,982,614
 BOC Group P.L.C.......................................      143,513        2,016,383
 BPB P.L.C.............................................      458,500        2,535,684
 Barclays P.L.C........................................      359,555        9,345,853
 Barratt Developments P.L.C............................      226,000          780,323
 *Bass P.L.C...........................................      682,070        7,452,472
 Beazer Group P.L.C....................................      239,257          452,386
 Berkeley Group P.L.C..................................      122,792        1,025,973
 *Blue Circle Industries P.L.C.........................      338,731        2,154,312
 *Bodycote International P.L.C.........................      210,360          647,716
 Britannic P.L.C.......................................      181,600        2,482,296
 British Airways P.L.C.................................      935,331        5,060,902
 British Land Co. P.L.C................................      502,381        3,003,635
 British Vita P.L.C....................................      216,100          833,352
 *British-Borneo Petroleum Syndicate P.L.C.............      306,485          318,382
 Brixton Estate P.L.C..................................      235,685          757,398
 Burford Holdings P.L.C................................      337,000          501,195
 CGU P.L.C.............................................    1,835,450       27,873,423
 *Canary Wharf Group P.L.C.............................      468,000        2,500,783
 Capital Shopping Centres P.L.C........................      395,375        2,112,707
 Caradon P.L.C.........................................      312,000          739,159
 Carillion P.L.C.......................................      196,758          313,210
 Chelsfield P.L.C......................................      238,165        1,142,713
 *Chorion P.L.C........................................       98,404           63,614
 Cookson Group P.L.C...................................      608,692        1,876,487
 *Corus Group P.L.C....................................    2,724,027        3,990,171
 DeVere Group P.L.C....................................      106,442          499,570
 *Debenhams P.L.C......................................      302,000        1,020,163
 Enterprise Oil P.L.C..................................      354,000        2,523,921
 Glynwed International P.L.C...........................      178,000          622,572
 Great Portland Estates P.L.C..........................      197,275          656,079
 Great Universal Stores P.L.C..........................      819,700        5,090,729
 Halifax P.L.C.........................................      130,000        1,277,595
 Hammerson P.L.C.......................................      280,000        1,724,286
 Hanson P.L.C..........................................      599,300        4,250,446
 Hilton Group P.L.C....................................    1,251,117        4,619,010
 Hyder P.L.C...........................................       90,415          410,836
 IMI P.L.C.............................................       24,000           97,933
 Imperial Chemical Industries P.L.C....................      300,000        2,403,478
 *Independent Insurance Group P.L.C....................      130,000          478,005
 Invensys P.L.C........................................        3,390           11,654
 Johnson Matthey P.L.C.................................      178,000        2,035,333
 Kelda Group P.L.C.....................................      161,510          784,579
 *LaPorte P.L.C........................................       13,000          103,956
 *Laporte P.L.C. Series B..............................      208,000            3,109
 Lasmo P.L.C...........................................      989,335        1,759,723
 Lex Service P.L.C.....................................      121,933          756,351
 Lonmin P.L.C..........................................      236,002        2,187,064
 Marks & Spencer P.L.C.................................    1,273,167        4,738,477
 Mersey Docks & Harbour Co. P.L.C......................       53,050          381,403
 Millennium and Copthorne Hotels P.L.C.................      258,000        1,521,321
 *Morgan Crucible Company P.L.C........................       16,000           51,298
 *National Power P.L.C.................................      755,400        4,149,429
 *Northern Foods P.L.C.................................      433,000          747,522

                                                            SHARES             VALUE+
                                                            ------             ------
 Northern Rock P.L.C...................................      344,000   $    1,671,075
 Peel Holdings P.L.C...................................       45,400          342,690
 Peninsular & Oriental Steam Navigation Co.............      481,909        5,049,369
 Pennon Group P.L.C....................................       46,080          385,704
 Pilkington P.L.C......................................    1,117,167        1,377,609
 Pillar Property P.L.C.................................       21,250           99,099
 Powergen P.L.C........................................      530,177        3,486,804
 RMC Group P.L.C.......................................      252,000        3,167,748
 *Railtrack Group P.L.C................................      352,000        4,419,529
 Rank Group P.L.C......................................      793,530        1,672,386
 Rexam P.L.C...........................................      402,813        1,414,899
 Rio Tinto P.L.C.......................................      638,926        9,425,877
 Rolls-Royce P.L.C.....................................      903,049        3,320,477
 Royal & Sun Alliance Insurance Group P.L.C............    1,476,831        8,785,529
 *Royal Bank of Scotland Group P.L.C...................      965,021       15,866,586
 Safeway P.L.C.........................................    1,085,055        3,969,433
 Sainsbury (J.) P.L.C..................................    1,566,117        7,139,669
 Scottish & Newcastle P.L.C............................      507,900        4,387,934
 Severn Trent P.L.C....................................      210,597        1,910,711
 Shell Transport & Trading Co., P.L.C..................      304,390        2,517,131
 Signet Group P.L.C....................................      803,000          600,122
 Slough Estates P.L.C..................................      399,400        2,143,170
 *Smith (David S.) Holdings P.L.C......................      298,000          643,633
 *Smith (W.H.) P.L.C...................................      203,000        1,168,183
 Somerfield P.L.C......................................      165,142          124,653
 *Stagecoach Holdings P.L.C............................    1,166,000        1,045,692
 Tate & Lyle P.L.C.....................................      443,200        1,659,440
 Taylor Woodrow P.L.C..................................      396,277          900,319
 Tesco P.L.C...........................................    4,395,931       13,272,608
 Thames Water P.L.C....................................      165,347        1,982,096
 Thistle Hotels P.L.C..................................      466,707          892,911
 Trinity P.L.C.........................................      160,450        1,280,663
 Unigate P.L.C.........................................      233,600        1,068,435
 Unilever P.L.C........................................      800,000        5,276,291
 United Utilities P.L.C................................      265,595        2,504,974
 Whitbread P.L.C.......................................      489,242        4,100,597
 Wilson Bowden P.L.C...................................       96,900          863,949
 *Wimpey (George) P.L.C................................      348,650          581,057
 *Wolseley P.L.C.......................................      467,582        2,372,748
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $285,771,640)..................................                   300,052,393
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.6%)
 *British Pound Sterling
   (Cost $10,063,210)..................................                    10,050,438
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $295,834,850)..................................                   310,102,831
                                                                       --------------

FRANCE -- (9.9%)
COMMON STOCKS -- (9.9%)
 AGF (Assurances Generales de France SA)...............      103,514        5,231,956
 *Air Liquide..........................................        7,150          997,955
 Aventis...............................................      140,000        9,049,598
 Banque Nationale de Paris.............................      324,843       29,146,938
 Bongrain SA...........................................        1,653          448,402
 Christian Dior SA.....................................       31,100        7,066,346
 Colas SA..............................................        5,070          934,744
 Credit Commercial de France...........................        6,300          888,665
 *Credit Lyonnais SA...................................       15,000          640,464

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 De la Rue Imperiale de Lyon...........................          500   $      953,834
 Eridania Beghin-Say SA................................       18,900        1,723,870
 Esso SA...............................................        8,476          494,829
 *Euro Disney SCA......................................      758,586          548,742
 *Faurecia SA..........................................        6,750          282,951
 Fimalac SA............................................        2,500          361,687
 Fonciere Lyonnaise SA.................................        3,968          406,265
 Fromageries Bel la Vache qui Rit......................          775          493,772
 GTM Entrepose.........................................       21,077        1,759,218
 Generale des Establissements Michelin SA Series B.....       75,500        2,485,672
 Groupe Danone.........................................       42,500        9,897,012
 Hachette Filipacchi Medias............................        6,500          446,382
 Imerys................................................       11,000        1,356,790
 LaFarge SA............................................       76,032        5,852,521
 Labinal SA............................................        6,400          784,657
 Lapeyre SA............................................       12,300          584,041
 Pechiney SA Series A..................................       55,475        2,268,843
 Pernod-Ricard SA......................................       38,900        2,038,292
 Peugeot SA............................................       37,150        7,579,664
 Rallye SA.............................................       17,220          921,462
 *Remy Cointreau SA....................................       27,400          592,073
 SEB SA................................................        9,000          555,885
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................          200           28,583
 Saint-Gobain..........................................       65,436        9,072,488
 *Societe des Ciments de Francais......................       21,500        1,086,684
 Societe Financiere Interbail SA.......................       11,550          279,570
 Societe Generale, Paris...............................      281,728       16,159,881
 Suez Lyonnaise des Eaux SA............................       30,000        5,007,976
 Thomson-CSF...........................................       87,203        3,364,288
 Total SA..............................................      200,000       31,327,670
 Usinor................................................      167,800        2,007,475
 Valeo SA..............................................       46,400        2,336,610
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $104,756,556)..................................                   167,464,755
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris
   CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          272,953
                                                                       --------------
TOTAL -- FRANCE
  (Cost $104,983,340)..................................                   167,737,708
                                                                       --------------

GERMANY -- (9.5%)
COMMON STOCKS -- (9.5%)
 AGIV AG fuer Industrie & Verkehrswesen................       57,800        1,029,195
 BASF AG...............................................      640,050       26,058,348
 BHW Holding AG, Berlin................................      167,300        2,901,389
 *Bankgesellschaft Berlin AG...........................      233,550        3,627,965
 Bayer AG..............................................      168,100        6,485,291
 Bayerische Vereinsbank AG.............................      290,000       18,449,753
 Berliner Kraft & Licht Bewag AG.......................      177,600        1,976,481
 Bilfinger & Berger Bau AG, Mannheim...................       46,500          692,144
 Commerzbank AG........................................      408,050       14,966,778
 Continental AG........................................       44,100          803,655
 DBV Holding AG........................................       44,000        1,530,215
 DaimlerChrysler AG, Stuttgart.........................       15,400          848,351
 Degussa-Huels AG......................................        7,800          238,714
                                                            SHARES             VALUE+
                                                            ------             ------
 *Deutsche Bank AG.....................................      359,305   $   27,124,149
 Deutsche Lufthansa AG.................................      305,250        7,303,715
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        4,823,831
 Dresdner Bank AG......................................      331,200       13,361,279
 Dyckerhoff AG.........................................       22,750          643,502
 *FPB Holding AG.......................................        5,789          869,735
 Fresenius Medical Care AG.............................       37,600        3,086,026
 *Gehe AG..............................................        3,600          119,190
 *Heidelberger Druckmaschinen AG.......................        4,200          273,436
 Heidelberger Zement AG, Heidelberg....................       27,170        1,592,484
 Hochtief AG...........................................       91,150        2,886,794
 *Hoechst AG...........................................       27,900          835,748
 *Holzmann (Philipp) AG................................        1,860           32,774
 Karstadt Quelle AG....................................       70,000        2,350,039
 Linde AG..............................................       76,000        3,094,187
 MAN AG................................................      140,000        4,777,980
 Merck KGAA............................................       58,000        1,850,354
 SCA Hygiene Products AG...............................        3,550          658,456
 Thyssen Krupp AG......................................      108,750        1,916,246
 Veba AG...............................................       24,000        1,202,359
 Vereins & Westbank AG.................................       73,187        1,846,168
 Volkswagen AG.........................................       15,550          625,876
                                                                       --------------
TOTAL -- GERMANY
  (Cost $125,346,445)..................................                   160,882,607
                                                                       --------------

NETHERLANDS -- (7.1%)
COMMON STOCKS -- (7.1%)
 ABN-AMRO Holding NV...................................    1,349,245       30,656,696
 Asr Verzekeringsgroep NV..............................       41,692        2,145,923
 Buhrmann NV...........................................       82,274        2,491,232
 DSM NV................................................      127,665        4,143,891
 Fortis (NL)...........................................      558,051       14,594,575
 Ing Groep NV..........................................      732,972       43,579,437
 KLM (Koninklijke Luchtvaart Mij) NV...................       61,019        1,355,311
 Koninklijke KPN NV....................................       21,132        1,897,075
 Koninklijke Vopak NV..................................       38,986          885,815
 *NV Holdingsmij de Telegraaf..........................        6,800          163,650
 Royal Philips Electronics NV, Eindhoven...............      404,800       17,967,252
 Vendex KBB NV.........................................       11,391          201,773
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $59,212,684)...................................                   120,082,630
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fortis (NL) Rights 06/19/00
   (Cost $0)...........................................      558,051                0
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $59,212,684)...................................                   120,082,630
                                                                       --------------

SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
 Ascom Holding AG, Bern................................        1,410        4,242,503
 Baloise-Holding, Basel................................       26,676       24,897,747
 Banque Cantonale Vaudois..............................        5,795        1,801,760
 Bobst SA, Prilly......................................          513          729,403
 Ciba Spezialitaetenchemie Holding AG..................        2,100          129,160
 Financiere Richemont AG...............................        8,973       22,234,113
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        4,099,166
 Helvetia Patria Holding, St. Gallen...................        4,830        3,761,438

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Intershop Holding AG, Zuerich.........................        5,400   $    3,010,637
 Jelmoli Holding AG, Zuerich...........................          500          646,021
 Pargesa Holding SA, Geneve............................        1,935        4,018,431
 Roche Holding AG, Basel...............................          892       10,367,259
 Sairgroup, Zuerich....................................       37,480        6,887,958
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,341,678
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        4,520,794
 Sika Finanz AG, Baar..................................        1,280          432,710
 *Sulzer AG, Winterthur................................        8,280        5,554,227
 *UBS AG...............................................       14,000        1,881,132
 *Unaxis Holding AG....................................       44,781       10,435,752
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $82,782,991)...................................                   114,991,889
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $171,047).....................................                       175,238
                                                                       --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Baloise-Holding, Basel Put Options 06/16/00
   (Cost $0)...........................................       26,676           87,976
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $82,954,038)...................................                   115,255,103
                                                                       --------------

ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 Banca Commerciale Italiana SpA........................      741,970        3,523,098
 Banca di Roma.........................................    7,168,500        7,705,134
 Banca Intesa SpA, Milano..............................    4,824,356       18,925,535
 Banca Popolare di Milano..............................      159,000        1,029,250
 Banca Toscana.........................................      607,000        1,981,526
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000        1,276,106
 Cartiere Burgo SpA....................................      235,000        2,218,626
 *Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      902,500        1,146,664
 Fabbrica Italiana Magneti Marelli SpA.................      350,000        1,778,759
 Fiat SpA..............................................      399,789       10,095,944
 IFIL Finanziaria Partecipazioni SpA...................      510,187        3,856,164
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      378,560        3,412,475
 Milano Assicurazioni SpA..............................      199,000          614,562
 Parmalat Finanziaria SpA..............................      900,000        1,113,440
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       32,000          486,107
 San Paolo-IMI SpA.....................................      400,000        5,824,090
 Sirti SpA.............................................       25,000           45,675
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................      168,350        2,473,072
                                                                       --------------
TOTAL -- ITALY
  (Cost $46,205,794)...................................                    67,506,227
                                                                       --------------

SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
 Aceralia Corporacion Siderurgica SA...................       22,500   $      235,375
 Acerinox SA...........................................      154,740        5,223,630
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        2,666,068
 Autopistas Concesionaria Espanola SA..................      453,789        4,292,621
 Azucarera Ebro Agricolas SA...........................      111,600        1,354,791
 Banco Pastor SA, La Coruna............................       39,600        1,604,155
 Cementos Portland SA..................................       26,000          542,772
 Cia Espanola de Petroleous SA.........................      449,382        4,000,878
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          506,317
 Endesa SA, Madrid.....................................      190,892        3,933,691
 Grupo Dragados SA, Madrid.............................      456,567        3,353,499
 Hidroelectrica del Cantabrico SA......................      299,700        6,098,062
 Iberdrola SA..........................................      535,000        6,797,399
 Metrovacesa SA........................................       94,462        1,638,201
 Union Electrica Fenosa SA.............................      230,000        4,767,315
 Vallehermoso SA.......................................      240,000        1,540,231
                                                                       --------------
TOTAL -- SPAIN
  (Cost $43,251,650)...................................                    48,555,005
                                                                       --------------

SWEDEN -- (2.8%)
COMMON STOCKS -- (2.6%)
 Assidomaen AB.........................................      213,850        3,689,503
 Gambro AB Series A....................................      351,000        2,609,217
 Gambro AB Series B....................................      131,730          971,929
 Holmen AB Series A....................................        6,300          160,767
 Holmen AB Series B....................................      119,200        3,041,812
 *Invik and Co. AB Series A............................           32            3,391
 *Invik and Co. AB Series B............................          360           42,418
 NCC AB Series A.......................................       45,400          362,674
 NCC AB Series B.......................................      100,000          776,652
 Perstorp AB Series B..................................       77,800          949,512
 SSAB Swedish Steel Series A...........................      129,900        1,376,388
 SSAB Swedish Steel Series B...........................       48,000          495,282
 Skandinaviska Enskilda Banken Series A................      196,000        2,131,132
 Skandinaviska Enskilda Banken Series C................        9,800           97,858
 Svedala Industri......................................       28,700          366,191
 Svenska Cellulosa AB Series A.........................       57,000        1,132,025
 Svenska Cellulosa AB Series B.........................      266,500        5,337,067
 Svenska Handelsbanken Series A........................      240,000        3,381,763
 Svenska Kullagerfabriken AB Series A..................       68,400        1,191,472
 Svenska Kullagerfabriken AB Series B..................       89,700        1,637,143
 Sydkraft AB Series C..................................        6,600          109,841
 Trelleborg AB Series B................................      146,400          974,587
 Volvo AB Series A.....................................      194,100        4,479,372
 Volvo AB Series B.....................................      373,100        8,837,946
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $45,131,205)...................................                    44,155,942
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swedish Krona
   (Cost $2,970,935)...................................                     2,976,248
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *Volvo AB Series A Redemption Rights 06/30/00.........      192,600   $      119,666
 *Volvo AB Series B Redemption Rights 06/30/00.........      329,800          210,400
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       330,066
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $48,102,140)...................................                    47,462,256
                                                                       --------------

AUSTRALIA -- (2.1%)
COMMON STOCKS -- (2.0%)
 AMP, Ltd..............................................      114,900          997,737
 Amcor, Ltd............................................      505,844        1,454,454
 Boral, Ltd............................................      520,213          560,913
 CSR, Ltd..............................................      842,897        1,942,713
 Colonial, Ltd.........................................      245,789        1,319,346
 Goodman Fielder, Ltd..................................      951,430          673,056
 *Hanson P.L.C.........................................       65,823          443,862
 MIM Holdings..........................................    1,426,238          667,204
 Mayne Nickless, Ltd...................................       96,541          166,330
 Normandy Mining, Ltd..................................    1,279,840          606,019
 North, Ltd............................................      560,737          882,919
 Orica, Ltd............................................      202,068          818,481
 *Origin Energy, Ltd...................................      520,213          409,556
 Pacific Dunlop, Ltd...................................      756,467          720,708
 *Paperlinx, Ltd.......................................      168,615          292,430
 *Pasminco, Ltd........................................      292,385          151,792
 Quantas Airways, Ltd..................................      906,085        1,674,815
 Rio Tinto, Ltd........................................      509,374        7,274,779
 Santos, Ltd...........................................      369,827          949,432
 Seven Network, Ltd....................................       34,926          131,506
 St. George Bank, Ltd..................................      359,871        2,397,963
 Stockland Trust Group.................................      162,426          329,882
 Suncorp-Metway Limited................................       52,500          247,306
 WMC, Ltd..............................................      844,189        3,461,307
 Westpac Banking Corp..................................      731,773        4,988,811
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $38,580,865)...................................                    33,563,321
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $1,117,571)...................................                     1,108,241
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $126).........................................           92               95
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Payment Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $39,698,562)...................................                    34,671,657
                                                                       --------------

HONG KONG -- (1.9%)
COMMON STOCKS -- (1.9%)
 Amoy Properties, Ltd..................................    4,570,500        2,712,855
 *China Overseas Land & Investment, Ltd................      868,000           70,180
 Great Eagle Holdings, Ltd.............................      698,910          919,382
 HKR International, Ltd................................    1,077,384          407,891
 Hang Lung Development Co., Ltd........................    2,126,000        1,336,935
 Hysan Development Co., Ltd............................    1,683,822        1,826,013

                                                            SHARES             VALUE+
                                                            ------             ------
 Kerry Properties, Ltd.................................    1,261,000   $    1,229,928
 New World Development Co., Ltd........................    2,246,105        2,248,411
 *New World Infrastructure, Ltd........................      880,800          712,146
 Shangri-La Asia, Ltd..................................    2,982,000        3,042,467
 Sino Land Co., Ltd....................................    4,976,107        1,676,371
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,133,214
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          850,205
 Wharf Holdings, Ltd...................................    3,776,914        6,786,036
 Wheelock and Co., Ltd.................................    3,243,000        2,018,551
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,667,986)...................................                    31,970,585
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $136,667).....................................                       136,668
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $56,804,653)...................................                    32,107,253
                                                                       --------------

FINLAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Fortum Oyj............................................      802,360        2,976,444
 Huhtamaki Van Leer Oyj................................       44,600        1,398,041
 Kemira Oyj............................................      265,300        1,402,428
 Kesko Oyj.............................................      221,200        2,197,066
 Metra Oyj Series B....................................       82,300        1,488,343
 Metsa-Serla Oyj Series B..............................      403,500        3,124,629
 Metso Oyj.............................................      112,709        1,463,373
 Outokumpu Oyj Series A................................      329,300        3,512,028
 Rautaruukki Oy Series K...............................      237,100        1,198,385
 Sanitec Oyj...........................................       16,687          162,493
 Stora Enso Oyj Series A...............................      133,700        1,277,136
 Stora Enso Oyj Series R...............................      408,700        3,828,199
 Upm-Kymmene Oyj.......................................      128,500        3,241,459
 Uponor Oyj Series A...................................       20,000          367,251
                                                                       --------------
TOTAL -- FINLAND
  (Cost $31,903,962)...................................                    27,637,275
                                                                       --------------

BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,750,009
 Cofinimmo SA..........................................          300           26,153
 Electrafina SA........................................        8,000        1,069,110
 *Fortis AG............................................       32,270          242,112
 Fortis AG VVPR........................................      290,430            2,693
 *Glaverbel SA VVPR....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,507,401
 *Heidelberger Zement AG...............................        7,666          437,232
 *Heidelberger Zement AG VVPR..........................        7,666               71
 Nationale a Portefeuille..............................        4,029          373,651
 Sofina SA.............................................       10,500          345,592
 Solvay SA.............................................      101,490        6,776,793
 Suez Lyonnaise des Eaux SA............................       19,080        3,162,069
 *Suez Lyonnaise des Eaux SA CVG.......................       19,080          108,293
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              177
 Tessenderlo Chemie....................................       14,400          572,912
 Union Miniere SA......................................       40,200        1,421,175
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,868,924)...................................                    17,795,446
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
DENMARK -- (1.0%)
COMMON STOCKS -- (1.0%)
 Carlsberg A.S. Series B...............................       38,150   $    1,232,096
 Codan A.S.............................................        2,554          166,555
 Danisco A.S...........................................       52,630        1,889,330
 Den Danske Bank A.S...................................       44,140        5,099,081
 FLS Industries........................................        2,740           41,863
 Jyske Bank A.S........................................       49,950          930,686
 *Nordic Baltic Holding AB.............................      925,918        5,923,199
 Realdanmark A.S.......................................       45,814        1,490,995
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,349,214)...................................                    16,773,805
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $272,005).....................................                       270,745
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,621,219)...................................                    17,044,550
                                                                       --------------

SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 City Developments, Ltd................................      120,000          401,588
 Fraser & Neave, Ltd...................................      769,000        2,285,099
 Keppel Corp., Ltd.....................................    1,379,000        2,625,727
 Keppel Land, Ltd......................................    1,200,000        1,107,829
 Keppel Tatlee Bank, Ltd...............................    1,084,000        1,901,403
 Natsteel, Ltd.........................................      261,000          271,072
 *Neptune Orient Lines, Ltd............................    1,162,000          878,312
 Singapore Airlines, Ltd...............................       40,000          348,504
 Singapore Land, Ltd...................................    1,048,000        1,674,991
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $18,975,896)...................................                    11,494,525
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $983,429).....................................                       982,793
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $19,959,325)...................................                    12,477,318
                                                                       --------------

EMU -- (0.6%)
INVESTMENT IN CURRENCY -- (0.6%)
 *Euro Currency
   (Cost $10,701,107)..................................                    10,775,492
                                                                       --------------

NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................      105,892        2,185,947
 Den Norske Bank ASA Series A..........................      589,194        2,090,693
 *Kvaerner ASA.........................................       93,451        1,074,053
 Norsk Hydro ASA.......................................       31,700        1,211,503
 Norske Skogindustrier ASA Series A....................       30,000          920,577
                                                                       --------------
TOTAL -- NORWAY
  (Cost $10,668,009)...................................                     7,482,773
                                                                       --------------

                                                            SHARES             VALUE+
                                                            ------             ------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       49,292   $    1,149,696
 Cimpor Cimentos de Portugal SA........................      100,653        1,533,673
 Portugal Telecom SA...................................      300,000        3,255,184
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,595,196)....................................                     5,938,553
                                                                       --------------

IRELAND -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Allied Irish Banks P.L.C.............................       35,520          326,119
 Independent News & Media P.L.C........................      247,505        1,928,110
 Jefferson Smurfit Group P.L.C.........................    1,432,273        2,789,418
                                                                       --------------
TOTAL -- IRELAND
  (Cost $4,679,359)....................................                     5,043,647
                                                                       --------------

AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Bank Austria AG......................................       47,110        2,223,818
 Voest-Alpine Stahl AG.................................       23,100          638,406
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,862,224
                                                                       --------------

NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................    1,509,500        1,213,297
 Lion Nathan, Ltd......................................      476,400          948,593
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,178,164)....................................                     2,161,890
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $17,982)......................................                        16,588
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,196,146)....................................                     2,178,478
                                                                       --------------

MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (2.8%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $47,737,086) to be
   repurchased at $47,038,773.
   (Cost $47,031,000)..................................   $   47,031       47,031,000
                                                                       --------------
TOTAL INVESTMENTS - (100.0%) (Cost $1,554,562,472)++...                $1,687,222,702
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,554,650,314.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                   (UNAUDITED)

                                                                    THE U.S.         THE DFA
                                                                   LARGE CAP       INTERNATIONAL
                                                                  VALUE SERIES      VALUE SERIES
                                                                 --------------    -------------
ASSETS:
Investments at Value                                                 $ 1,809,020     $ 1,687,223
Collateral for Securities Loaned                                          18,002         362,373
Receivables:
     Dividends, Interest, and Tax Reclaims                                 5,597           8,674
     Investment Securities Sold                                            1,195             203
     Fund Shares Sold                                                         30               -
Prepaid Expenses and Other Assets                                              4              15
                                                                    ------------    ------------
                 Total Assets                                          1,833,848       2,058,488
                                                                    ------------    ------------

LIABILITIES:
Payable for Collateral on Securities Loaned                               18,002         362,373
Payable for Investment Securities Purchased                                  116          53,802
Payable for Fund Shares Redeemed                                             910           2,863
Accrued Expenses and Other Liabilities                                       331             460
                                                                    ------------    ------------
                  Total Liabilities                                       19,359         419,498
                                                                    ------------    ------------

NET ASSETS                                                           $ 1,814,489     $ 1,638,990
                                                                    ============    ============


SHARES OUTSTANDING $.01 PAR VALUE
        (Unlimited Number of Shares Authorized)                      123,720,123     134,076,977
                                                                    ------------    ------------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE             $     14.67     $     12.22
                                                                    ============    ============

Investments at Cost                                                  $ 1,791,647     $ 1,554,562
                                                                    ============    ============






                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                      FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                   (UNAUDITED)


                                                                                 THE U.S. LARGE            THE DFA
                                                                                  CAP VALUE              INTERNATIONAL
                                                                                    SERIES               VALUE SERIES
                                                                                 --------------         --------------
INVESTMENT INCOME:
     Dividends (Net of Foreign Taxes Withheld of $0 and $2,298
           respectively)                                                         $     19,086           $     21,406
     Interest                                                                             377                    754
     Income from Securities Lending                                                       145                    722
                                                                                 ------------           ------------
               Total Investment Income                                                 19,608                 22,882
                                                                                 ------------           ------------

EXPENSES
     Investment Advisory Services                                                         859                  1,611
     Accounting & Transfer Agent Fees                                                     324                    406
     Custodian's Fee                                                                       95                    219
     Legal Fees                                                                            15                     15
     Audit Fees                                                                            14                     14
     Shareholders' Reports                                                                 20                     21
     Trustees' Fees and Expenses                                                            -                      4
     Other                                                                                 37                     37
                                                                                 ------------           ------------
               Total Expenses                                                           1,364                  2,327
                                                                                 ------------           ------------

NET INVESTMENT INCOME                                                                  18,244                 20,555
                                                                                 ------------           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
   Net Realized Gain on Investment Securities Sold                                     54,233                 57,413
   Net Realized Loss on Foreign Currency Transactions                                       -                   (781)
   Change in Unrealized Appreciation (Depreciation) of:
        Investment Securities and Foreign Currency                                    (51,788)               (94,253)
        Translation of Foreign Currency Denominated Amounts                                 -                    (39)
                                                                                 ------------           ------------

NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY                           2,445                (37,660)
                                                                                 ------------           -------------

NET INCREASE (DECREASE) IN ASSETS RESULTING FROM OPERATIONS                      $     20,689           $    (17,105)
                                                                                 ------------           -------------






                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)


                                                                            THE U.S. LARGE                    THE DFA INTERNATIONAL
                                                                             CAP VALUE SERIES                   VALUE SERIES
                                                                     ------------------------------- -------------------------------
                                                                     SIX MONTHS              YEAR      SIX MONTHS            YEAR
                                                                       ENDED                ENDED        ENDED              ENDED
                                                                      MAY 31,              NOV. 30,     MAY 31,            NOV. 30,
                                                                       2000                 1999         2000               1999
                                                                     ---------------------------------------------------------------
                                                                      (UNAUDITED)                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income                                                  $ 18,244         $ 33,022         $ 20,555       $ 37,751
 Net Realized Gain on Investment Securities Sold                          54,233          310,039           57,413        100,874
 Net Realized Loss on Foreign Currency Transactions                            -                -             (781)          (341)
 Change in Unrealized Appreciation (Depreciation) of:
  Investment Securities and Foreign Currency                             (51,788)        (262,465)         (94,253)        81,414
   Translation of Foreign Currency Denominated Amounts                         -                -              (39)          (368)
                                                                      --------------  --------------- ----------------  ------------
    Net Increase (Decrease) in Net Assets Resulting from Operations       20,689           80,596          (17,105)       219,330
                                                                      --------------  --------------- ----------------  ------------

Distributions From:
     Net Investment Income                                               (10,459)         (32,738)          (4,940)       (42,454)
     Net Realized Gains                                                 (310,296)        (135,996)        (100,340)        (3,807)
                                                                     --------------  --------------- ----------------  -------------
       Total Distributions                                              (320,755)        (168,734)        (105,280)       (46,261)
                                                                     --------------  --------------- ----------------  -------------

Capital Share Transactions (1):
     Shares Issued                                                       248,408          240,602          212,057        145,300
     Shares Issued in Lieu of Cash Distributions                         317,842          166,280          105,280         46,261
     Shares Redeemed                                                    (239,777)        (286,569)        (216,339)      (424,502)
                                                                     --------------  --------------- ----------------  -------------
     Net Increase (Decrease) from Capital Share Transactions             326,473          120,313          100,998       (232,941)
                                                                     --------------  --------------- ----------------  -------------
                 Total Increase (Decrease)                                26,407           32,175          (21,387)       (59,872)

NET ASSETS
     Beginning of Period                                               1,788,082        1,755,907        1,660,377      1,720,249
                                                                     --------------  --------------- ----------------  -------------
     End of Period                                                   $ 1,814,489      $ 1,788,082      $ 1,638,990    $ 1,660,377
                                                                     ==============  =============== ================  =============

(1) SHARES ISSUED AND REDEEMED:
     Shares Issued                                                        16,944           12,917           17,261         11,508
     Shares Issued in Lieu of Cash Distributions                          22,378            9,595            8,355          3,655
     Shares Redeemed                                                     (16,090)         (15,459)         (17,514)       (33,103)
                                                                     --------------  --------------- ----------------  -------------
                                                                          23,232            7,053            8,102        (17,940)
                                                                     ==============  =============== ================  =============


                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                         THE U.S. LARGE CAP VALUE SERIES

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                               Ended May       Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,
                                                31, 2000         1999           1998           1997           1996           1995
                                               ----------     ----------     ----------     ----------     ----------     ----------
                                              (Unaudited)
Net Asset Value, Beginning of Period           $  17.79       $  18.79       $  18.09       $  15.52       $  13.29       $  9.92
                                               ----------     ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.16           0.34           0.31           0.32           0.31           0.32
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                      (0.06)          0.46           1.71           3.38           2.57           3.53
                                               ----------     ----------     ----------     ----------     ----------     ----------
    Total from Investment Operations               0.10           0.80           2.02           3.70           2.88           3.85
                                               ----------     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
  Net Investment Income                           (0.09)         (0.34)         (0.32)         (0.31)         (0.31)         (0.31)
  Net Realized Gains                              (3.13)         (1.46)         (1.00)         (0.82)         (0.34)         (0.17)
                                               ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions                            (3.22)         (1.80)         (1.32)         (1.13)         (0.65)         (0.48)
                                               ----------     ----------     ----------     ----------     ----------     ----------

Net Asset Value, End of Period                 $  14.67       $  17.79       $  18.79       $  18.09       $  15.52       $  13.29
                                               ==========     ==========     ==========     ==========     ==========     ==========

Total Return                                       1.25%#         4.64%         11.93%         25.31%         22.48%         39.26%

Net Assets, End of Period (thousands)          $1,814,489     $1,788,082     $1,755,907     $1,489,996     $987,942       $423,027

Ratio of Expenses to Average Net Assets            0.16%*         0.16%          0.16%          0.18%          0.19%          0.21%
Ratio of Net Investment Income to Average
 Net Assets                                        2.12%*         1.80%          1.67%          1.96%          2.37%          2.84%
Portfolio Turnover Rate                              22%*           43%            25%            18%            20%            29%

------------------------------------------
*    Annualized
#    Non-annualized


                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                       THE DFA INTERNATIONAL VALUE SERIES

                  (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               Six Months     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                               Ended May       Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,
                                                31, 2000         1999           1998           1997           1996           1995
                                               ----------     ----------     ----------     ----------     ----------     ----------
                                              (Unaudited)
Net Asset Value, Beginning of Period           $  13.18       $  11.95       $  10.90       $  11.79       $  10.55       $  10.06
                                               ----------     ----------     ----------     ----------     ----------     ----------

INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                            0.16           0.28           0.22           0.24           0.23           0.20
  Net Gains (Losses) on Securities
   (Realized and Unrealized)                      (0.27)          1.29           1.13          (0.67)          1.32           0.52
                                               ----------     ----------     ----------     ----------     ----------     ----------
    Total from Investment Operations              (0.11)           1.57           1.35         (0.43)          1.55           0.72
                                               ----------     ----------     ----------     ----------     ----------     ----------

LESS DISTRIBUTIONS
  Net Investment Income                           (0.04)         (0.31)         (0.27)         (0.22)         (0.23)         (0.21)
  Net Realized Gains                              (0.81)         (0.03)         (0.03)         (0.24)         (0.08)         (0.02)
                                               ----------     ----------     ----------     ----------     ----------     ----------
   Total Distributions                            (0.85)         (0.34)         (0.30)         (0.46)         (0.31)         (0.23)
                                               ----------     ----------     ----------     ----------     ----------     ----------

Net Asset Value, End of Period                 $  12.22       $  13.18       $  11.95       $  10.90       $  11.79       $  10.55
                                               ==========     ==========     ==========     ==========     ==========     ==========

Total Return                                     (1.06%)#        13.27%         12.50%        (3.84)%         14.85%          7.20%

Net Assets, End of Period (thousands)          $1,638,990     $1,660,377     $1,720,249     $1,582,086     $1,356,852     $609,386

Ratio of Expenses to Average Net Assets            0.29%*         0.29%          0.29%          0.32%          0.36%          0.42%
Ratio of Net Investment Income to Average
 Net Assets                                        2.55%*         2.17%          1.90%          2.09%          2.23%          2.14%
Portfolio Turnover Rate                              17%*            6%            15%            23%            12%            10%

------------------------------------------
*  Annualized
#  Non-annualized


                 See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                          NOTES TO FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.   ORGANIZATION:

     The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently consists of twenty-one series, of which three are presented in this report. (the "Series")

     The Global Value Series (the "Fund") commenced operations on August 27, 1999. It invests in The U.S. Large Cap Value Series and The DFA International Value Series. ("the Master Funds")

     At May 31, 2000, The Global Value Series owned less than 1% of the outstanding shares of each of the Master Funds. The financial statements of the Master Funds are included in this report and should be read in conjunction with the financial statements of The Global Value Series.


B.   SIGNIFICANT ACCOUNTING POLICIES:

     The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1. SECURITY VALUATION: The shares of the Master Funds held by The Global Value Series are valued at their respective daily net asset values.

Securities held by the Master Funds which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as regulated investment companies and to distribute all of their taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign remittances abroad.


C.   INVESTMENT ADVISOR:

     Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2000, the advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively. The Global Value Series is not subject to a management fee.

     The Advisor has agreed to reimburse The Global Value Series to the extent necessary to keep the annual combined expenses of the Fund and its Master Funds to not more than 0.50% of average daily net assets.

     Certain officers of the Series are also officers, directors and shareholders of the Advisor.


D.   PURCHASES AND SALES OF SECURITIES:

     For the six months ended May 31, 2000, the Master Funds made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                               PURCHASES                   SALES
                                               ---------                   -----
The U.S. Large Cap Value Series                $201,854                 $188,705
The DFA International Value Series              133,422                  130,739

E.   INVESTMENT TRANSACTIONS:

     At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

                                GROSS UNREALIZED     GROSS UNREALIZED
                                 APPRECIATION         DEPRECIATION           NET
                                ----------------     ----------------        ---

The Global Value Series                       -          $(141)           $(141)
The U.S. Large Cap Value Series        $322,366       (305,163)           17,203
The DFA International Value Series      372,387       (239,815)          132,572


F.   LINE OF CREDIT:

     The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. The Global Value Series had no borrowings under the line of credit during the six months ended May 31, 2000. Borrowings under the line of credit during the six months ended May 31, 2000 were as follows:


                                    Weighted         Weighted       Number of      Interest    Maximum Amount
                                    Average          Average        Days           Expense       Borrowed During
                                  Interest Rate    Loan Balance   Outstanding     Incurred       the Period
                                  -------------    ------------   -----------     --------       ----------
The U.S. Large Cap Value Series        5.99%         $10,511,067          15      $26,249         $29,999,000
The DFA International Value Series     6.44%             110,000           1           20             110,000

There were no outstanding borrowings under the line of credit at May 31, 2000.

G.   COMPONENTS OF NET ASSETS:

     At May 31, 2000, net assets consisted of (amounts in thousands):


                                                 THE GLOBAL         THE U.S. LARGE        THE DFA INTERNATIONAL
                                                VALUE SERIES       CAP VALUE SERIES           VALUE SERIES
                                                -------------      ----------------          -------------
Paid-In Capital                                    $1,319              $1,734,107               $1,434,430
Undistributed Net Investment Income                    11                   9,040                   17,346
Undistributed Net Realized Gain                        90                  53,969                   55,601
Unrealized Appreciation (Depreciation) of
  Investment Securities and Foreign Currency         (141)                      -                     (781)
Undistributed Net Realized Foreign
   Exchange Gain                                        -                  17,373                  132,661
Accumulated Net Foreign Exchange Loss                   -                       -                     (267)
                                                  --------             ----------               -----------
Total Net Assets                                   $1,279              $1,814,489               $1,638,990
                                                  ========             ==========               ===========

H.   SECURITIES LENDING:

     Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Master Funds or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with Salomon Brothers and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. As of May 31, 2000, the market value of securities on loan to brokers, the related collateral cash received and the value of collateral on overnight repurchase agreements was as follows:


                                                 Market Value of       Value of Collateral     Collateral on Repurchase
                                                Securities on Loan     and Idemnification              Agreements
                                                ------------------     ------------------           -------------
The U.S. Large Cap Value Series                     $16,795,541          $18,001,575               $18,466,374
The DFA International Value Series                  352,895,402          362,373,046               382,311,835